Brazos Mutual Funds
(Class Y Shares)

Supplement dated February 25, 2000 to the Prospectus dated
December 31, 1999


     The second and third bullet points under the column heading
"Designed for:" in the section entitled "Redemption of Shares" on page 25 of the Prospectus are replaced in their entirety with the following:

            Sales of less than $5,000,000.

            Sales of $5,000,000 or more require a signature guarantee.

     The second bullet point under the column heading "Designed for:" in the section entitled "Redemption of Shares" on page 26 of the Prospectus is replaced in its entirety with the following:

            Sales of less than $5,000,000.

     The fourth bullet point under the column heading "Designed for:" in the section entitled "Redemption of Shares" on page 26 of the Prospectus is replaced in its entirety with the following:

            Requests by phone to sell less than $5,000,000.

     The fourth bullet point in the first paragraph under the heading "Signature Guarantees" on page 26 of the Prospectus is replaced in its entirety with the following:

             redemption requests that are $5,000,000 or more.